Segment Reporting (Reconciliation of Capital Expenditures by Segment) (Details) - Operating Segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Total capital expenditures	$ 2,666	$ 4,402	$ 13,764	$ 6,167
Medical Office Buildings
Segment Reporting Information [Line Items]
Total capital expenditures	511	1,537	2,812	1,734
Triple-Net Leased Healthcare Facilities
Segment Reporting Information [Line Items]
Total capital expenditures	7	0	3,692	17
Seniors Housing Communities
Segment Reporting Information [Line Items]
Total capital expenditures	$ 2,148	$ 2,865	$ 7,260	$ 4,416